Land and Yew Forest Use Rights (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of land and yew forest use rights attributable to future periods
Expense in year one	$ 348,056	$ 342,484
Expense in year two	348,056	342,484
Expense in year three	348,056	342,484
Expense in year four	348,056	342,484
Expense in year five	348,056	342,484
Thereafter	13,294,440	13,453,777
Total	$ 15,034,720	$ 15,166,197	$ 9,485,786